INVESTMENTS - Impairments (Details) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Impairments
Available-for-sale debt investments impairment charges	¥ 28	¥ 92	¥ 115
Other income/ (expense)
Impairments
Impairment charges of equity securities without readily determinable fair value	7	30	0
Equity method investment impairment charges	¥ 0	¥ 552	¥ 0